Seasons Series Trust
                      (Class B Shares)

    Supplement to the Prospectus dated December 29, 2000



  On May 1, 2001 Bankers Trust Company ("Bankers Trust") changed its name to Deutsche Asset Management, Inc.("DAMI").
  All references in the prospectus are hereby changed accordingly.












            Dated:    May 1, 2001